Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Statements of Foreign Operations [Abstract]
Intangible assets	€ 12,910	€ 20,529
Right-of-use assets	2,981	3,273
Property, plant and equipment	7,614	6,195
Other investments and other assets (non-current)	144	179
Trade and other receivables (non-current)	25	6
Deferred tax assets	15	6
Non-current assets	23,689	30,188
Inventories	51,010	63,666
Trade and other receivables (current)	7,630	14,929
Contract assets		40
Other accrued items	933	13,447
Current tax assets		102
Cash and cash equivalents	6,987	22,858
Current assets	66,560	115,042
Total assets	90,249	145,230
Share capital	5	5
Capital reserves	332,907	245,298
Other equity	613	1,044
Retained earnings	(289,157)	(191,198)
Profit (loss)	(55,190)	(97,958)
Equity attributable to owners of the Company	(10,822)	(42,809)
Non-controlling interests
Total equity	(10,822)	(42,809)
Lease liabilities (non-current)	1,866	2,336
Warrant liabilities (non-current)	11,259	119,581
Trade and other payables (non-current)	214	209
Contract liabilities (non-current)	2	265
Other provisions (non-current)	747	2,132
Deferred tax liabilities	1,345	1,670
Non-current liabilities	15,432	126,192
Lease liabilities (current)	1,322	1,144
Warrant liabilities (current)	43,550
Loans and borrowings (current)	5,010	13,333
Trade and other payables (current)	20,652	34,963
Contract liabilities (current)	11,955	6,809
Income tax liabilities (current)	75	13
Other provisions (current)	3,075	5,586
Current liabilities	85,638	61,847
Total liabilities	101,071	188,039
Total equity and liabilities	€ 90,249	€ 145,230